UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
5/31/14 (Unaudited)

CORPORATE BONDS AND NOTES (84.5%)(a)
			Principal amount	Value

Advertising and marketing services (0.4%)

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			$2,630,000	$2,702,324

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			1,815,000	1,946,588

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			979,000	1,015,713

				5,664,625
Automotive (1.1%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			3,310,000	3,773,400

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8s, 2019			980,000	1,070,650

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			2,597,000	2,746,328

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			1,020,000	1,058,250

Motors Liquidation Co. escrow notes 8 1/4s, 2023			2,555,000	38,325

Motors Liquidation Co. escrow sr. unsec. unsub. notes 8 3/8s, 2033			2,390,000	35,850

Navistar International Corp. sr. notes 8 1/4s, 2021			3,626,000	3,761,974

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			945,000	1,061,235

Schaeffler Finance BV 144A company guaranty sr. notes 4 1/4s, 2021 (Netherlands)			1,425,000	1,416,094

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			1,515,000	1,549,088

				16,511,194
Basic materials (7.7%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			855,000	900,315

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			5,295,000	6,711,412

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			990,000	1,071,675

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			3,166,000	3,407,408

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			1,510,000	1,523,213

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			3,978,000	4,390,717

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			1,595,000	1,874,125

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			1,205,000	1,236,631

Cemex SAB de CV 144A company guaranty sr. notes 7 1/4s, 2021 (Mexico)			1,815,000	1,967,006

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			3,335,000	3,547,772

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			1,935,000	2,012,400

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			2,195,000	2,315,725

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			865,000	867,336

Exopack Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			2,680,000	2,847,500

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			1,915,000	2,005,962

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			1,085,000	1,114,838

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			1,682,000	1,715,640

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			339,000	345,780

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			2,174,000	2,364,225

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,677,000	2,821,558

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			650,000	689,793

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			2,856,000	3,098,760

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			1,786,000	2,143,200

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			510,000	536,775

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			715,000	715,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			3,002,000	3,129,584

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			2,538,000	2,829,870

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			885,000	964,650

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			2,690,000	2,770,700

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2021		EUR	505,000	710,763

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			$605,000	538,450

Ineos Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)			1,380,000	1,514,550

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			3,295,000	3,414,443

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 5 7/8s, 2019 (Luxembourg)			1,375,000	1,400,781

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			3,663,000	4,184,978

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			2,385,000	2,635,425

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			2,640,000	2,851,200

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			1,510,000	1,596,824

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			1,390,000	1,435,453

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,770,000	1,966,913

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			3,195,000	3,434,624

PQ Corp. 144A sr. notes 8 3/4s, 2018			2,725,000	2,970,250

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			488,000	520,940

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			1,141,000	1,225,149

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			420,000	432,600

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			1,160,000	1,293,400

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			1,830,000	1,866,600

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			980,000	1,037,820

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			1,488,000	1,711,200

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			630,000	676,463

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			435,000	473,606

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			975,000	996,938

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			4,218,000	4,734,704

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			775,000	827,313

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			2,115,000	2,331,787

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			1,015,000	1,053,063

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			485,000	514,100

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			3,911,000	3,920,778

				114,190,685
Broadcasting (2.5%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			1,381,000	1,474,218

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			3,725,000	3,967,125

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			1,865,000	2,004,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			3,800,000	4,066,000

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			1,902,000	2,006,610

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			2,520,000	2,879,100

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			3,425,000	3,673,313

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			965,000	1,013,250

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			1,885,000	2,012,238

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			3,668,000	3,833,060

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			505,000	518,888

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			2,155,000	2,214,262

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			2,795,000	2,962,700

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			1,440,000	1,594,800

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			1,810,000	1,986,475

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			815,000	897,519

				37,104,433
Building materials (1.1%)

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			2,170,000	2,316,474

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			1,385,000	1,475,025

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			1,040,000	1,123,200

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			1,123,000	1,221,262

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			3,314,000	3,612,260

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			3,111,000	3,375,434

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			2,062,000	2,273,355

Owens Corning company guaranty sr. unsec. notes 9s, 2019			642,000	809,406

				16,206,416
Cable television (3.3%)

Adelphia Communications Corp. escrow bonds zero %, 2015			2,223,000	15,561

Adelphia Communications Corp. escrow bonds zero %, 2014			4,000	28

Adelphia Communications Corp. escrow bonds zero %, 2014			4,000	28

Adelphia Communications Corp. escrow bonds zero %, 2014			2,906,000	20,342

Adelphia Communications Corp. escrow bonds zero %, 2014			81,000	567

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			1,772,000	2,073,240

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			903,000	1,020,390

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			2,527,000	2,697,573

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			2,865,000	2,918,719

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			3,220,000	3,248,174

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			705,000	771,094

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			1,585,000	1,713,781

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			1,851,000	1,959,746

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			1,540,000	1,717,100

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			1,930,000	1,930,000

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			1,805,000	2,147,950

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			825,000	933,281

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023 (United Kingdom)			1,065,000	1,116,919

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			1,495,000	1,622,075

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			2,235,000	2,341,163

Numericable Group SA 144A sr. bonds 5 5/8s, 2024 (France)		EUR	410,000	591,307

Numericable Group SA 144A sr. notes 6s, 2022 (France)			$4,420,000	4,585,750

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			2,610,000	2,655,674

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	1,680,000	1,685,113

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			$1,275,000	1,370,625

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			3,210,000	3,286,237

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)			1,065,000	1,095,619

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			4,889,000	5,487,902

				49,005,958
Capital goods (5.8%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			6,875,000	7,442,187

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			5,160,000	5,934,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			825,000	876,563

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			1,215,000	1,218,038

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			1,627,000	1,875,118

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			2,050,000	2,193,500

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			3,105,000	3,260,250

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			831,000	849,698

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			1,325,000	1,493,938

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,427,000	3,803,970

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			2,423,000	2,356,367

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			1,248,000	723,840

Gestamp Funding Luxembourg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)			805,000	836,194

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			480,000	505,800

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			3,931,000	5,484,211

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			3,345,000	3,579,150

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			4,590,000	4,417,874

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			1,405,000	1,441,881

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			3,091,000	3,376,918

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			1,235,000	1,350,781

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			3,145,000	3,270,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			3,400,000	3,740,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			195,000	206,700

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			1,020,000	1,085,025

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			3,445,000	3,638,781

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	1,175,000	1,690,371

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			$2,120,000	2,318,750

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			1,785,000	1,934,493

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			3,450,000	3,682,875

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			1,790,000	1,850,413

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			860,000	948,150

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			2,655,000	2,668,275

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			2,845,000	3,058,375

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			605,000	614,075

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			1,135,000	1,203,100

				84,930,461
Coal (0.5%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			2,010,000	1,381,875

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			2,870,000	3,121,124

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			1,680,000	1,743,000

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			218,000	241,435

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			1,310,000	1,365,675

				7,853,109
Commercial and consumer services (2.1%)

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			4,914,000	5,663,384

Ceridian, LLC company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			1,094,850	1,103,171

Ceridian, LLC sr. unsec. notes 11 1/4s, 2015			1,115,000	1,123,474

Ceridian, LLC 144A sr. notes 8 7/8s, 2019			1,174,000	1,326,620

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			760,000	766,650

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			2,440,000	2,604,700

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			3,315,000	3,485,556

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			3,045,000	3,121,125

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			3,180,000	3,418,500

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			1,635,000	1,818,938

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			2,243,000	2,489,730

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			1,404,000	1,425,060

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			2,499,582	2,574,569

				30,921,477
Consumer (0.3%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			2,755,000	2,844,537

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			140,000	153,125

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			175,000	189,656

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			1,604,000	1,724,300

				4,911,618
Consumer staples (5.4%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			705,000	645,075

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			5,390,000	5,875,100

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			730,000	829,463

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,010,000	1,030,200

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			1,385,000	1,371,150

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)			2,855,000	3,009,160

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			1,830,000	1,971,824

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			1,550,000	1,573,250

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			675,000	673,313

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			3,123,000	3,497,760

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			2,351,000	2,644,874

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			2,065,000	2,044,350

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			545,000	543,638

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			2,962,000	3,145,940

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,215,000	2,428,193

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			2,600,000	2,804,750

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			3,010,000	3,179,312

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			1,845,000	1,821,938

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			920,000	971,750

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			2,535,000	2,709,281

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			1,605,000	1,697,288

HJ Heinz Co. 144A sr. notes 4 1/4s, 2020			3,060,000	3,060,000

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			810,000	881,888

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			3,390,000	3,656,962

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			685,000	739,800

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			735,000	786,450

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			5,655,000	6,241,706

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			2,015,000	2,060,337

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			3,805,000	3,862,075

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			2,300,000	2,622,000

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			740,000	814,925

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			1,960,000	2,146,200

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			530,000	559,150

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			1,865,000	1,944,262

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			3,500,000	3,968,124

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			1,285,000	1,329,975

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			1,050,000	1,128,750

				80,270,213
Energy (oil field) (1.4%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,740,000	1,857,450

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			2,868,000	2,896,680

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			2,665,000	2,831,562

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			1,550,000	1,581,000

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			2,080,000	2,272,400

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			645,000	653,063

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,918,000	2,004,310

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			2,800,000	2,940,000

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			2,030,000	2,050,300

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	1,300,000	1,205,272

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			$665,000	653,496

				20,945,533
Entertainment (1.5%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			1,825,000	2,089,624

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			1,580,000	1,635,300

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			420,000	443,625

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			1,360,000	1,394,000

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			645,000	649,838

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			1,646,000	1,668,633

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			1,179,000	1,161,315

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			75,000	82,969

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			2,555,000	2,644,424

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			955,000	990,813

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			1,770,000	1,770,000

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			2,275,000	2,331,874

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			490,000	505,925

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			5,309,000	5,415,180

				22,783,520
Financials (8.9%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			2,720,000	2,869,600

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			1,500,000	1,873,125

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			1,270,000	1,539,875

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			670,000	798,975

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,542,000	1,834,980

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			2,202,000	2,978,204

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			400,000	442,000

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			2,190,000	2,272,124

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			3,232,000	3,425,920

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			965,000	972,238

CIT Group, Inc. sr. unsec. notes 5s, 2023			1,435,000	1,452,938

CIT Group, Inc. sr. unsec. notes 5s, 2022			1,090,000	1,125,424

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			2,460,000	2,632,200

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			970,000	980,913

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			590,000	659,325

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			1,635,000	1,765,800

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			895,000	899,475

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			2,605,000	2,214,250

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			1,500,000	1,627,500

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			795,000	951,087

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			1,621,000	1,317,063

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			1,685,000	1,756,613

CTR Partnership LP/CareTrust Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021(R)			1,295,000	1,307,950

Dresdner Funding Trust I 144A bonds 8.151s, 2031			4,775,000	5,694,188

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			3,910,000	4,247,237

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			1,441,000	1,358,143

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			2,095,000	2,418,101

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			1,050,000	1,143,146

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			2,700,000	2,895,750

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			4,668,000	5,018,100

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			2,775,000	2,886,000

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			490,000	544,513

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			1,310,000	1,398,424

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			1,605,000	1,793,588

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,565,000	1,846,700

Lloyds Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	1,765,000	4,928,815

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			$593,000	635,251

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			1,305,000	1,399,613

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			1,380,000	1,393,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			2,340,000	2,225,925

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			2,030,000	2,161,950

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			1,125,000	1,184,063

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			1,400,000	1,519,000

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			2,150,000	2,176,875

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			2,535,000	2,851,875

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			2,565,000	2,674,013

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			2,781,000	2,829,668

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,870,000	2,038,300

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			2,200,000	2,332,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			5,780,000	6,733,700

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			1,470,000	1,577,292

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			3,260,000	3,838,650

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			6,180,000	6,767,100

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			560,000	625,800

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			1,835,000	1,862,525

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			3,683,000	3,848,734

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			1,694,000	1,799,875

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			3,435,000	3,546,637

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			1,980,000	1,997,325

				131,890,255
Gaming and lottery (1.7%)

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			1,336,000	1,065,460

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			1,900,000	2,028,250

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	1,310,000	1,285,606

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			$770,000	781,550

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			795,000	846,675

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,050,000	2,183,250

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			5,381,465	6,047,421

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			3,260,000	3,105,150

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			1,676,000	1,822,650

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			5,016,000	5,454,900

				24,620,912
Health care (7.0%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			2,875,000	3,004,374

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			2,795,000	2,795,000

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			2,083,000	2,223,602

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			3,890,000	4,103,950

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	2,135,000	3,158,401

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$2,258,000	2,320,095

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			2,610,000	2,649,150

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			1,275,000	1,290,937

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			865,000	910,413

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			950,000	1,042,625

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			445,000	451,675

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			535,000	563,088

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			1,037,000	1,060,333

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	1,000,000	1,440,768

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$2,131,000	2,365,410

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			3,590,000	3,563,075

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			1,100,000	1,130,250

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			1,180,000	1,253,750

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,945,000	2,122,481

Grifols Worldwide Operations, Ltd. 144A sr. unsec. notes 5 1/4s, 2022 (Ireland)			620,000	637,825

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			2,125,000	2,162,188

HCA, Inc. sr. notes 6 1/2s, 2020			6,665,000	7,573,106

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			705,000	811,631

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			4,218,000	4,597,620

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			1,004,000	1,070,515

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			980,000	1,033,900

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			1,060,000	1,166,000

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			2,150,000	2,203,750

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			5,480,000	6,240,350

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			193,000	221,468

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,645,000	1,780,713

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			1,920,000	1,933,578

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			3,420,000	3,710,700

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			835,000	895,538

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			2,554,000	2,637,005

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			3,460,000	3,507,748

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			330,000	351,863

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			745,000	755,244

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			2,300,000	2,282,750

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			2,125,000	2,087,813

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,270,000	2,502,675

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			1,835,000	1,972,625

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			1,880,000	2,082,100

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			410,000	436,650

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			1,555,000	1,636,638

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			430,000	459,025

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			3,345,000	3,508,069

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			1,570,000	1,695,600

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			190,000	197,125

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			3,360,000	3,578,400

				103,179,589
Homebuilding (2.1%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			1,306,000	1,443,130

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			3,235,000	3,412,925

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			1,275,000	1,316,693

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			3,115,000	3,333,050

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			675,000	727,313

Lennar Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2018			910,000	1,026,025

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			1,480,000	1,455,950

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			1,900,000	1,928,500

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,170,000	1,248,975

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			3,000,000	3,037,500

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			2,270,000	2,624,688

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,635,000	1,843,463

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			980,000	1,051,050

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			607,000	664,665

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			1,035,000	1,016,888

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			1,605,000	1,617,038

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			2,384,000	2,616,440

				30,364,293
Lodging/Tourism (1.2%)

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			1,152,000	1,180,800

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			680,000	724,200

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			720,000	742,500

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			965,000	1,051,850

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			2,525,000	2,799,594

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			2,675,000	2,778,656

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			2,589,000	3,087,383

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			1,505,000	1,764,613

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			570,000	632,700

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			3,065,000	2,988,375

				17,750,671
Media (0.5%)

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			2,350,000	2,167,875

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			3,795,000	3,946,800

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			918,000	929,475

				7,044,150
Oil and gas (10.4%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,047,000	1,116,364

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			2,810,000	3,062,900

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			2,620,000	2,737,900

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			2,235,000	2,296,463

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			2,110,000	2,197,038

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			3,855,000	4,182,675

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			1,285,000	1,313,913

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			1,310,000	1,388,600

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			2,135,000	2,364,171

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			1,675,000	1,669,875

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			1,675,000	1,665,017

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,880,000	2,124,400

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			2,785,000	3,042,613

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	790,000	1,177,071

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			$1,180,000	1,371,750

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			675,000	752,625

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			1,345,000	1,393,756

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			2,580,000	2,721,900

Cimarex Energy Co. company guaranty sr. unsec. notes 4 3/8s, 2024			1,605,000	1,633,088

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			1,650,000	1,825,313

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			3,045,000	3,258,150

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			1,222,000	1,310,595

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			1,581,000	1,248,990

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			1,280,000	1,374,400

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			3,140,000	3,234,200

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			1,579,000	1,614,528

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			5,000,000	5,250,000

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			2,862,000	3,090,960

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			600,000	657,000

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			6,490,000	6,911,850

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			835,000	843,350

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			875,000	940,625

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			3,785,000	4,201,350

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			850,000	869,125

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			6,958,000	7,236,320

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			2,510,000	2,641,775

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2019			5,220,000	5,481,000

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			699,000	38

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			1,755,000	1,858,106

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			1,175,000	1,245,500

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			2,825,000	2,231,750

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			2,585,000	2,798,263

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			490,000	503,475

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024			1,130,000	1,203,450

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			1,445,000	1,575,050

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			4,565,000	4,964,438

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			2,293,000	2,573,893

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,080,000	1,169,100

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			1,070,000	1,123,500

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			1,930,000	1,963,775

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			1,600,000	1,644,000

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			1,385,000	1,478,488

Sabine Pass Liquefaction, LLC 144A sr. notes 5 3/4s, 2024			1,345,000	1,381,988

Sabine Pass Liquefaction, LLC 144A sr. notes 5 5/8s, 2023			1,350,000	1,387,125

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			4,071,000	4,508,633

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			1,060,000	1,131,550

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			3,830,000	4,002,350

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			2,225,000	2,436,375

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			3,535,000	3,800,125

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			944,000	1,001,820

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			1,105,000	1,196,163

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			435,000	471,431

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			2,482,000	2,643,330

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			5,120,000	5,529,600

Williams Cos., Inc. (The) notes 7 3/4s, 2031			293,000	348,169

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			639,000	775,929

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			1,640,000	1,717,900

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			3,913,000	4,177,128

				153,044,092
Publishing (0.2%)

American Media, Inc. 144A notes 13 1/2s, 2018			334,251	358,484

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			1,360,000	1,400,800

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			1,725,000	1,794,000

				3,553,284
Regional Bells (0.2%)

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			2,645,000	3,081,425

				3,081,425
Retail (2.4%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			2,035,000	2,200,344

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			800,000	918,000

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			2,495,000	2,707,075

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			2,219,000	2,219,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			1,306,000	1,247,230

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			2,375,000	2,603,594

First Cash Financial Services, Inc. 144A sr. unsec. notes 6 3/4s, 2021 (Mexico)			1,305,000	1,381,669

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			1,085,000	1,125,688

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			4,365,000	4,517,775

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,845,000	3,200,625

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			1,405,000	1,492,813

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			2,855,000	3,147,638

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			1,355,000	1,490,500

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			1,996,000	2,035,920

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			2,165,000	2,265,131

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			1,455,000	1,562,306

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			1,395,000	1,426,388

				35,541,696
Technology (4.6%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,820,000	2,975,100

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			4,735,000	5,030,937

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			2,011,000	1,819,954

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			6,150,000	6,088,500

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			1,132,000	1,229,634

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			6,211,000	7,468,727

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			2,690,000	3,093,500

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			4,185,000	4,645,350

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			6,881,000	7,465,884

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			1,655,000	1,774,988

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			1,550,937	1,550,937

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			1,447,000	1,647,771

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			1,200,000	1,222,500

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			4,249,000	4,525,185

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			1,390,000	1,598,500

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			2,400,000	2,550,000

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			1,900,000	2,028,250

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			5,130,000	5,194,125

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			1,400,000	1,480,500

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			2,228,000	2,442,445

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			1,170,000	1,263,600

				67,096,387
Telecommunications (5.7%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			5,130,000	5,386,500

Altice SA 144A company guaranty sr. notes 7 1/4s, 2022 (Luxembourg)		EUR	425,000	609,754

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			$3,945,000	4,102,800

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			1,270,000	1,308,100

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			4,345,000	4,681,738

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			1,695,000	1,754,325

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			2,130,000	2,366,963

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			2,693,000	3,070,020

Inmarsat Finance PLC 144A company guaranty sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			1,135,000	1,146,350

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			2,026,000	2,218,470

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			3,993,000	4,292,475

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			7,909,000	8,383,540

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			1,980,000	2,222,550

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			470,000	513,475

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			934,000	1,011,055

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			965,000	1,020,488

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			1,832,000	1,538,880

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			2,215,000	2,543,048

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			2,436,000	2,822,323

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			2,285,000	2,410,675

Sprint Capital Corp. company guaranty 6 7/8s, 2028			5,247,000	5,378,175

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			140,000	164,325

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			1,995,000	2,199,488

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			5,381,000	6,537,915

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			5,670,000	6,407,100

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			4,075,000	4,513,063

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	500,000	719,041

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$2,375,000	2,505,625

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			1,405,000	1,454,175

				83,282,436
Telephone (1.5%)

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			2,410,000	2,626,900

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			540,000	571,050

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			405,000	438,919

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			1,015,000	1,092,394

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			2,901,000	3,125,828

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			960,000	1,016,400

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			4,409,000	4,684,563

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			2,353,000	2,488,298

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,938,000	2,233,545

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			2,047,000	2,220,995

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			1,235,000	1,225,738

				21,724,630
Transportation (1.1%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			7,160,000	7,594,039

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			2,428,000	2,600,995

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			2,385,000	2,599,650

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			1,000,000	1,083,750

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			2,010,000	2,050,200

				15,928,634
Utilities and power (3.9%)

AES Corp. (VA) sr. unsec. notes 8s, 2020			1,291,000	1,545,972

AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016			270,000	307,125

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			2,405,000	2,819,862

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			2,965,000	3,409,750

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			950,000	929,813

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			2,868,000	3,147,630

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			670,000	718,575

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			550,000	574,750

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			3,047,000	3,579,148

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			3,010,000	3,250,800

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			2,590,000	3,238

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			1,597,000	2,095,122

El Paso, LLC company guaranty sr. notes 7s, 2017			1,000,000	1,126,246

El Paso, LLC sr. unsec. notes Ser. GMTN, 7.8s, 2031			121,000	130,886

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			4,414,000	4,684,357

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			940,000	998,750

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			1,680,000	1,940,400

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			3,175,000	3,635,374

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			2,190,000	2,343,300

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			695,000	779,269

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			2,225,000	2,269,500

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			765,000	828,113

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			610,000	661,850

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			1,493,000	1,504,197

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			5,171,000	5,752,737

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			200,000	215,500

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			2,415,000	2,565,937

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,720,000	1,758,700

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			2,100,000	2,000,250

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			639,000	809,961

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			1,345,000	1,193,688

				57,580,800

Total corporate bonds and notes (cost $1,182,927,721)				$1,246,982,496

SENIOR LOANS (6.3%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			$1,515,000	$1,513,106

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			645,000	640,969

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			1,365,000	1,376,944

				3,531,019
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			2,660,000	2,721,845

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,130,000	1,132,260

				3,854,105
Consumer cyclicals (3.0%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			352,579	354,673

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.4s, 2018			7,410,653	6,905,802

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			1,035,000	1,024,465

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			3,735,000	3,709,789

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			3,524,133	3,517,525

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.9s, 2019			6,226,000	6,151,512

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			1,492,500	1,492,500

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			1,498,162	1,445,415

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			4,883,536	4,871,327

ROC Finance, LLC bank term loan FRN 5s, 2019			1,740,627	1,710,166

Talbots, Inc. (The) bank term loan FRN 8 1/4s, 2021			770,000	766,150

Travelport, LLC bank term loan FRN 9 1/2s, 2016			3,347,499	3,443,740

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			986,700	994,409

Travelport, LLC bank term loan FRN 6 1/4s, 2019			1,985,000	2,026,189

Univision Communications, Inc. bank term loan FRN 4s, 2020			3,880,000	3,866,145

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,398,121	1,377,149

				43,656,956
Consumer staples (0.6%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			1,905,000	1,887,537

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,440,000	1,423,800

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			1,141,375	1,146,791

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			1,245,000	1,236,182

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			1,000,000	999,688

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,145,000	1,156,450

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			500,000	506,250

				8,356,698
Energy (0.7%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			4,690,887	4,834,545

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)			866,250	859,753

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			2,835,000	2,891,700

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			2,286,063	2,286,063

				10,872,061
Financials (0.3%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			1,664	1,668

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			500,406	520,422

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			3,385,000	3,418,004

				3,940,094
Health care (0.8%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			1,896,000	1,899,161

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			2,034,900	2,045,711

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.15s, 2021			1,980,000	1,970,720

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			1,180,000	1,184,838

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			3,201,563	3,191,158

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			596,857	596,857

Sheridan Holdings, Inc. bank term loan FRN 8 1/4s, 2021			630,000	643,388

				11,531,833
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			2,860,000	2,860,000

				2,860,000
Utilities and power (0.3%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.652s, 2017			4,891,407	3,913,126

				3,913,126

Total senior loans (cost $92,554,937)				$92,515,892

COMMON STOCKS (2.4%)(a)
			Shares	Value

Ally Financial, Inc.(F)			113,460	$2,673,118

American Axle & Manufacturing Holdings, Inc.(NON)			107,661	1,996,035

CIT Group, Inc.			35,508	1,579,396

Dana Holding Corp.			66,800	1,478,952

DISH Network Corp. Class A(NON)			28,200	1,654,212

Elizabeth Arden, Inc.(NON)			42,675	1,157,773

EP Energy Corp. Class A(NON)			116,332	2,333,620

General Motors Co.			76,511	2,645,750

Harry & David Holdings, Inc.(NON)			2,288	311,168

Hilton Worldwide Holdings, Inc.(NON)			105,590	2,388,446

Huntsman Corp.			100,095	2,671,536

Jarden Corp.(NON)			25,995	1,470,797

Kodiak Oil & Gas Corp.(NON)			250,980	3,194,975

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			87,188	8,719

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			87,188	8,719

MeadWestvaco Corp.			41,745	1,694,012

MetLife, Inc.			21,395	1,089,647

Parsley Energy, Inc. Class A(NON)			59,072	1,404,141

Penn National Gaming, Inc.(NON)			177,015	2,063,995

Service Corp. International			86,094	1,723,602

Tribune Co. Class 1C(F)			297,958	74,489

Vantage Drilling Co.(NON)			949,728	1,586,046

Total common stocks (cost $34,701,639)				$35,209,148

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
			Shares	Value

American Tower Corp. Ser. A, $5.25 % cv. pfd.(NON)(R)			14,420	$1,543,084

Crown Castle International Corp. Ser. A, $2.25 cv. pfd.(R)			14,630	1,528,835

EPR Properties Ser. C, $1.44 cv. pfd.(R)			114,663	2,574,540

MetLife, Inc. $1.25 cv. pfd.			37,735	1,115,069

United Technologies Corp. $3.75 cv. pfd.			26,200	1,723,960

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			52,831	3,095,569

Total convertible preferred stocks (cost $10,182,409)				$11,581,057

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017			$1,704,000	$1,669,920

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			2,252,000	3,110,575

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018			1,952,000	2,108,160

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			1,365,000	2,468,091

Total convertible bonds and notes (cost $7,956,146)				$9,356,746

PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			3,362	$3,390,577

Citigroup, Inc. Ser. K, $1.719 pfd.			26,600	712,082

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			138,915	3,767,375

M/I Homes, Inc. Ser. A, $2.438 pfd.			53,597	1,346,357

Total preferred stocks (cost $7,278,146)				$9,216,391

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	420	$41,017

General Motors Co.	7/10/19	18.33	18319	300,615

General Motors Co.	7/10/16	10.00	18319	449,548

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	672570	1

Total warrants (cost $770,298)				$791,181

SHORT-TERM INVESTMENTS (4.0%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)			57,136,806	57,136,806

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.12%, October 16, 2014			$1,321,000	$1,320,801

U.S. Treasury Bills with an effective yield of 0.07%, August 21, 2014			110,000	109,992

U.S. Treasury Bills with an effective yield of 0.10%, July 24, 2014			221,000	220,967

Total short-term investments (cost $58,788,239)				$58,788,566

TOTAL INVESTMENTS

Total investments (cost $1,395,159,535)(b)				$1,464,441,477

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $19,194,311) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	7/17/14	$245,423	$240,272	$(5,151)
Barclays Bank PLC
	British Pound	Sell	6/18/14	4,420,976	4,401,591	(19,385)
	Euro	Sell	6/18/14	1,026,422	1,036,361	9,939
Credit Suisse International
	Euro	Sell	6/18/14	1,789,900	1,807,331	17,431
Deutsche Bank AG
	Euro	Sell	6/18/14	725,856	732,795	6,939
Goldman Sachs International
	Euro	Sell	6/18/14	2,254,854	2,276,700	21,846
HSBC Bank USA, National Association
	Euro	Sell	6/18/14	4,635	4,680	45
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/17/14	806,744	790,546	(16,198)
	Euro	Sell	6/18/14	726,947	734,027	7,080
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/17/14	1,021,305	1,000,406	(20,899)
	Euro	Sell	6/18/14	677,057	688,223	11,166
UBS AG
	Euro	Sell	6/18/14	1,339,119	1,352,194	13,075
WestPac Banking Corp.
	Canadian Dollar	Sell	7/17/14	1,686,545	1,652,629	(33,916)
	Euro	Sell	6/18/14	2,453,053	2,476,556	23,503

Total						$15,475

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,474,897,494.
(b)	The aggregate identified cost on a tax basis is $1,397,660,420, resulting in gross unrealized appreciation and depreciation of $78,155,819 and $11,374,762, respectively, or net unrealized appreciation of $66,781,057.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$28,118,678	$366,975,836	$337,957,708	$32,577	$57,136,806
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $31,180 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $43,861 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,365,548	$—	$—
Capital goods	1,996,035	—	—
Communication services	1,654,212	—	—
Consumer cyclicals	10,047,940	—	74,489
Consumer staples	1,157,773	311,168	—
Energy	8,518,782	—	17,438
Financials	2,669,043	2,673,118	—
Health care	1,723,602	—	—
Total common stocks	32,132,935	2,984,286	91,927
Convertible bonds and notes	$—	$9,356,746	$—
Convertible preferred stocks	3,267,044	8,314,013	—
Corporate bonds and notes	—	1,246,982,458	38
Preferred stocks	4,479,457	4,736,934	—
Senior loans	—	92,515,892	—
Warrants	750,163	41,018	—
Short-term investments	57,136,806	1,651,760	—

Totals by level	$97,766,405	$1,366,583,107	$91,965

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$15,475	$—

Totals by level	$—	$15,475	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$111,024	$95,549
Equity contracts	791,181	—

Total	$902,205	$95,549

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$31,900,000
Warrants (number of warrants)		710,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	—	9,939	17,431	6,939	21,846	45	7,080	11,166	13,075	23,503	111,024

	Total Assets	$—	$9,939	$17,431	$6,939	$21,846	$45	$7,080	$11,166	$13,075	$23,503	$111,024

	Liabilities:
	Forward currency contracts#	5,151	19,385	—	—	—	—	16,198	20,899	—	33,916	95,549

	Total Liabilities	$5,151	$19,385	$—	$—	$—	$—	$16,198	$20,899	$—	$33,916	$95,549

	Total Financial and Derivative Net Assets	$(5,151)	$(9,446)	$17,431	$6,939	$21,846	$45	$(9,118)	$(9,733)	$13,075	$(10,413)	$15,475
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(5,151)	$(9,446)	$17,431	$6,939	$21,846	$45	$(9,118)	$(9,733)	$13,075	$(10,413)	$15,475

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014